Income Taxes (Details) - Schedule of Reconciliation of the Statutory US Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of the Statutory Us Federal Income Tax Rate [Abstract]
Federal tax	21.00%	21.00%
State tax	1.10%	1.70%
Permanent items	(3.10%)	(5.00%)
Measurement Period Adjustment		(16.90%)
Valuation Allowance		2.30%
Other	(5.50%)	(6.50%)
Effective income tax rate	13.50%	(3.40%)